Schedule of Purchase Consideration and Allocation (Details) - USD ($) $ in Thousands	May 21, 2024	Dec. 18, 2023	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Business Combination [Line Items]
Goodwill			$ 16,066	$ 16,066	$ 16,066	$ 5,217
EMI Solutions Inc [Member]
Business Combination [Line Items]
Contingently redeemable common stock		$ 8,856
Class A Common Stock
Cash consideration (at present value)		2,041
Total Purchase Consideration		10,897
Cash		45
Accounts receivable		387
Inventory		155
Other current assets		7
Property and equipment		107
Goodwill		6,841
Operating lease right-of-use asset
Other assets		30
Accounts payable		(228)
Accrued expenses		(263)
Operating lease liability
Deferred tax liability		(1,084)
Intangible assets acquired and liabilities assumed		10,897
EMI Solutions Inc [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible asset		4,500
EMI Solutions Inc [Member] | Developed Technology Rights [Member]
Business Combination [Line Items]
Intangible asset
EMI Solutions Inc [Member] | Backlog [Member]
Business Combination [Line Items]
Intangible asset		300
EMI Solutions Inc [Member] | Trade Name [Member]
Business Combination [Line Items]
Intangible asset		$ 100
RaGE Systems Inc [Member]
Business Combination [Line Items]
Contingently redeemable common stock
Class A Common Stock	7,682
Cash consideration (at present value)	1,836
Total Purchase Consideration	9,518
Cash	420
Accounts receivable	558
Inventory	1,146
Other current assets	5
Property and equipment	275
Goodwill	4,008
Operating lease right-of-use asset	192
Other assets	57
Accounts payable	(1,647)
Accrued expenses	(1,622)
Operating lease liability	(192)
Deferred tax liability	(1,582)
Intangible assets acquired and liabilities assumed	9,518
RaGE Systems Inc [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible asset	7,400
RaGE Systems Inc [Member] | Developed Technology Rights [Member]
Business Combination [Line Items]
Intangible asset	300
RaGE Systems Inc [Member] | Backlog [Member]
Business Combination [Line Items]
Intangible asset
RaGE Systems Inc [Member] | Trade Name [Member]
Business Combination [Line Items]
Intangible asset	$ 200